Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2024 USD ($) customer	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)
Trade And Other Receivables [Line Items]
Financial Assets				$ 1,652,333
Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Financial Assets				1,367,725
1-30 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				23,175
31-60 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				13,793
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				8,139
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				6,109
151-180 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				4,370
181-210 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				2,506
211-250 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				3,758
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Financial Assets				217,094
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial Assets		$ 152,591	$ 153,406	$ 284,558
Trade and Other Receivables [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	2,082,881	1,842,951	1,877,344
Financial Assets	$ 1,558,671	$ 1,300,612	$ 1,469,273
Trade and Other Receivables [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	200,969	386,783	310,723
Financial Assets	$ 952,925	$ 1,041,654	$ 1,107,572
Trade and Other Receivables [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	2,283,850	2,229,734	2,188,067
Financial Assets	$ 2,511,596	$ 2,342,266	$ 2,576,845
Trade and Other Receivables [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,452,955	1,432,920	1,425,035
Financial Assets	$ 1,229,582	$ 1,044,899	$ 1,247,526
Trade and Other Receivables [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	38,745	135,777	157,411
Financial Assets	$ 945,716	$ 1,033,575	$ 1,100,944
Trade and Other Receivables [Member] | Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,491,700	1,568,697	1,582,446
Financial Assets	$ 2,175,298	$ 2,078,474	$ 2,348,470
Trade and Other Receivables [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	16,209	70,242	30,443
Financial Assets	$ 22,089	$ 36,808	$ 29,639
Trade and Other Receivables [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,025	131,722	4,343
Financial Assets	$ 1,512	$ 1,048	$ 975
Trade and Other Receivables [Member] | 1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	17,234	201,964	34,786
Financial Assets	$ 23,601	$ 37,856	$ 30,614
Trade and Other Receivables [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	32,830	47,323	1,920
Financial Assets	$ 14,210	$ 14,261	$ 11,421
Trade and Other Receivables [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,425	36,087	143
Financial Assets	$ 827	$ 427	$ 472
Trade and Other Receivables [Member] | 31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	34,255	83,410	2,063
Financial Assets	$ 15,037	$ 14,688	$ 11,893
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	42,021	10,626	874
Financial Assets	$ 9,368	$ 9,595	$ 7,272
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,729	9,716	206
Financial Assets	$ 500	$ 348	$ 379
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	43,750	20,342	1,080
Financial Assets	$ 9,868	$ 9,943	$ 7,651
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	34,200	4,564	24,411
Financial Assets	$ 7,582	$ 10,679	$ 5,257
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,502	5,252	4,834
Financial Assets	$ 384	$ 262	$ 282
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	35,702	9,816	29,245
Financial Assets	$ 7,966	$ 10,941	$ 5,539
Trade and Other Receivables [Member] | 121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	32,473	3,262	35,598
Financial Assets	$ 7,674	$ 6,252	$ 8,046
Trade and Other Receivables [Member] | 121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,246	4,564	7,463
Financial Assets	$ 317	$ 233	$ 209
Trade and Other Receivables [Member] | 121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	33,719	7,826	43,061
Financial Assets	$ 7,991	$ 6,485	$ 8,255
Trade and Other Receivables [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	287	2,093	271
Financial Assets	$ 6,783	$ 6,498	$ 5,313
Trade and Other Receivables [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	856	3,555	7
Financial Assets	$ 292	$ 218	$ 209
Trade and Other Receivables [Member] | 151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,143	5,648	278
Financial Assets	$ 7,075	$ 6,716	$ 5,522
Trade and Other Receivables [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	608	1,921	29,006
Financial Assets	$ 5,960	$ 4,914	$ 3,832
Trade and Other Receivables [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	953	2,665	6,326
Financial Assets	$ 231	$ 209	$ 197
Trade and Other Receivables [Member] | 181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,561	4,586	35,332
Financial Assets	$ 6,191	$ 5,123	$ 4,029
Trade and Other Receivables [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,617	1,430	39,502
Financial Assets	$ 6,924	$ 6,691	$ 3,123
Trade and Other Receivables [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	917	3,044	6,062
Financial Assets	$ 321	$ 235	$ 213
Trade and Other Receivables [Member] | 211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	2,534	4,474	45,564
Financial Assets	$ 7,245	$ 6,926	$ 3,336
Trade and Other Receivables [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	469,681	268,570	290,284
Financial Assets	$ 248,499	$ 160,015	$ 147,844
Trade and Other Receivables [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	152,571	54,401	123,928
Financial Assets	$ 2,825	$ 5,099	$ 3,692
Trade and Other Receivables [Member] | More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	622,252	322,971	414,212
Financial Assets	$ 251,324	$ 165,114	$ 151,536